34 Expenses by nature and function	12 Months Ended
Dec. 31, 2020
Expenses by nature [abstract]
Expenses by nature and function
34	Expenses by nature and function

	2020	2019	2018

Classification by nature:
Raw materials other inputs	(37,913,921)	(37,380,310)	(38,889,949)
Personnel expenses	(3,074,305)	(3,004,762)	(2,412,118)
Outsourced services	(2,219,413)	(3,242,373)	(2,306,048)
Depreciation and amortization	(4,048,081)	(3,632,265)	(2,990,577)
Freights	(2,321,740)	(2,204,453)	(2,275,375)
Costs of idle industrial plants	(518,528)	(309,742)	(138,242)
Provision - geological event in Alagoas	(6,901,828)	(3,383,067)
PIS and COFINS credits - exclusion of ICMS from the calculation basis	310,557	1,904,206	235,919
Other general and administrative expenses	(1,908,729)	(927,294)	(942,370)
Total	(58,595,988)	(52,180,060)	(49,718,760)

Classification by function:
Cost of products sold	(47,331,414)	(45,879,118)	(46,576,657)
Selling and distribution	(1,852,055)	(1,783,455)	(1,689,179)
(Loss) reversals for impairment of trade accounts receivable	(55,252)	(7,069)	87,008
General and administrative	(1,918,747)	(2,224,180)	(1,793,185)
Research and development	(250,648)	(247,730)	(219,256)
Other income	750,749	2,408,434	1,027,222
Other expenses	(7,938,621)	(4,446,942)	(554,713)
Total	(58,595,988)	(52,180,060)	(49,718,760)